Victory High Income Municipal Fund Investment Objectives and Goals - Victory High Income Municipal Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory High Income Municipal Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory High Income Municipal Fund (the “Fund”) seeks to maximize total return through a combination of income that is exempt from regular federal income tax, and capital appreciation.